TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of intangible	$ 5,536	$ 137	$ 329
Borrowing costs capitalized	616	$ 295	$ 2,656
Decommissioning cost	$ 1,189
Capitalized interest rate	5.14%	5.81%	7.66%
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets received in total or partial settlement of payment obligations of debtors	$ 75,788	$ 35,874
Investment property [member] | Banco de Occidente S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	493
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	963,453	935,726	$ 1,003,782
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	637,541	634,885	671,219
Gross carrying amount [member] | Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	77,157	37,533	116,702
Gross carrying amount [member] | Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	$ 27,213	$ 21,285	$ 20,559